Business combinations, Transocean Transaction (Details) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended			7 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	May 31, 2017 USD ($) Rig	Mar. 15, 2017 USD ($) Rig Entity Building $ / shares shares	Jun. 30, 2017 USD ($) DrillingUnit	Jun. 30, 2018 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Rig	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Fair value of consideration satisfied by cash									$ 0.0	$ 195.1	$ 324.5
Business Combination Additional Information [Abstract]
Loss before income taxes									(287.9)	(188.4)	(88.0)
Adjustment amount									0.0	0.0	152.2
Adjustment capitalized							$ 1.0
Transocean Inc. [Member]
Business Combination, Description [Abstract]
Number of high specification jack-up drilling rigs | Rig			15
Number of rig owning companies | Entity			8
Number of rigs owned by rig owning companies | Rig			10
Number of newbuildings under construction | Building			5
Private placement (in shares) | shares			45,720,000
Share price (in dollars per share) | $ / shares			$ 17.50
Percentage of ownership acquired		100.00%				100.00%
Number of rigs on contract | Rig		3
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Jack-up drilling rigs		$ 547.7				$ 547.7
Current assets		0.5				0.5
Onerous contract (Note 22)		(223.7)				(223.7)
Total		324.5				324.5
Fair value of consideration satisfied by cash		288.7	$ 32.0			3.8					$ 324.5
Total fair value of purchase consideration		1,240.5				324.5
Goodwill		$ 0.0				$ 0.0
Business Combination Additional Information [Abstract]
Acquisition related transaction costs									$ 3.3
Revenues								$ 0.0		4.2
Loss before income taxes								$ 51.8		52.1
Transocean Inc. [Member] | Onerous Contract [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Total fair value of purchase consideration			223.7
Transocean Inc. [Member] | Current Assets [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Total fair value of purchase consideration			0.5
Transocean Inc. [Member] | Feature Newbuild Contracts [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Total fair value of purchase consideration			916.0
Transocean Inc. [Member] | Jack-up Drilling Rigs [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Total fair value of purchase consideration			$ 547.7
Transocean Inc. [Member] | Hull B364 [Member]
Business Combination Additional Information [Abstract]
Adjustment amount				$ 38.0
Adjustment capitalized				62.0
Transocean Inc. [Member] | Hull B365 [Member]
Business Combination Additional Information [Abstract]
Adjustment amount				39.2
Adjustment capitalized				60.8
Transocean Inc. [Member] | Hull B366 [Member]
Business Combination Additional Information [Abstract]
Adjustment amount				75.0
Transocean Inc. [Member] | Hull B367 [Member]
Business Combination Additional Information [Abstract]
Adjustment amount				25.0
Transocean Inc. [Member] | Hull B368 [Member]
Business Combination Additional Information [Abstract]
Adjustment amount				25.0
Keppel Rigs [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Total fair value of purchase consideration	$ 742.5
Business Combination Additional Information [Abstract]
Amount of installment paid				$ 275.0	$ 288.0
Number of new-build jack-up drilling rigs				5					3
Remaining contracted installments outstanding amount									$ 345.6	454.5
Keppel Newbuilds Acquired in 2017 [Member]
Business Combination Additional Information [Abstract]
Remaining contracted installments outstanding amount									$ 448.2	$ 448.2